Fair Value Measurements - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	$ 41,100	$ 33,833
Public Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability		2,381
Public Warrants | Level 1
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability		2,381
Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability		1,723
Private Placement Warrants | Level 3
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability		1,723
Earnout Liability
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	41,100	32,110
Earnout Liability | Level 3
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	$ 41,100	$ 32,110